Note 5 - Accounts and Grants Receivable (Tables)	9 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Schedule of accounts and grants receivable [text block]
	September 30 , 201 9	December 31 , 201 8
Trade receivable	$835,554	$913,458
Grants receivable	166,382	-
	$1,001,936	$913,458